Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 2,008	$ 365
Total current assets	2,008	365
TOTAL ASSETS	2,008	365
CURRENT LIABILITIES
Accounts payable	30,300	23,170
Loans	90,450	76,450
Accrued interest	9,511	6,019
Total current liabilities	130,261	105,639
Total liabilities	130,261	105,639
STOCKHOLDERS' EQUITY
Common stock, $.001 par value; 100,000,000 shares authorized; 19,150,000 shares issued and outstanding	19,150	19,150
Additional paid-in capital	30,850	30,850
Deficit accumulated during the development stage	(178,253)	(155,274)
Total stockholders' equity	(128,253)	(105,274)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,008	$ 365